Long-Term Debt (Details) (USD $)	1 Months Ended			6 Months Ended																															6 Months Ended
	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Bank agreement	Jun. 30, 2012 New Credit Facility	Jun. 30, 2012 New Credit Facility Bank agreement	Jun. 30, 2012 Hyundai Samho vendor financing	Dec. 31, 2011 Hyundai Samho vendor financing	Jun. 30, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2011 The Royal Bank of Scotland Previously Existing Credit Facilities	Jun. 30, 2012 The Royal Bank of Scotland New Credit Facility	Dec. 31, 2011 The Royal Bank of Scotland New Credit Facility	Jun. 30, 2012 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2011 HSH Nordbank Previously Existing Credit Facilities	Jun. 30, 2012 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2011 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Jun. 30, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2011 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Jun. 30, 2012 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2011 Deutsche Bank Previously Existing Credit Facilities	Jun. 30, 2012 Emporiki Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2011 Emporiki Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Jun. 30, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Dec. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Jun. 30, 2012 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2011 Credit Suisse Previously Existing Credit Facilities	Jun. 30, 2012 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2011 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2012 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Dec. 31, 2011 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Jun. 30, 2012 Deutsche Schiffsbank-Credit Suisse-Emporiki Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2011 Deutsche Schiffsbank-Credit Suisse-Emporiki Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility New Credit Facility	Dec. 31, 2011 Sinosure CEXIM-Citi-ABN Amro Credit Facility New Credit Facility	Jun. 30, 2012 Club Facility New Credit Facility	Dec. 31, 2011 Club Facility New Credit Facility	Jun. 30, 2012 Citi-Eurobank New Credit Facility
Long-Term Debt
Long-term debt		$ 3,241,967,000	$ 3,002,247,000				$ 190,000,000		$ 686,800,000	$ 663,300,000	$ 100,000,000	$ 57,200,000	$ 35,000,000	$ 35,000,000	$ 44,495,000	$ 49,679,000	$ 84,984,000	$ 90,609,000	$ 180,000,000	$ 180,000,000	$ 156,800,000	$ 156,800,000	$ 658,160,000	$ 664,325,000	$ 123,750,000	$ 70,250,000	$ 221,100,000	$ 221,100,000	$ 253,200,000	$ 253,200,000	$ 37,100,000	$ 37,100,000	$ 298,500,000	$ 298,500,000		$ 193,230,000	$ 203,400,000	$ 83,900,000	$ 16,780,000	$ 80,000,000
Current portion		70,461,000	41,959,000						202,000		1,911,000		2,038,000		10,369,000	10,369,000	11,250,000	11,250,000	1,053,000		2,191,000				7,207,000		2,371,000		2,334,000		2,800,000		4,117,000			20,340,000	20,340,000			2,278,000
Long-term portion		3,171,506,000	2,960,288,000						686,598,000	663,300,000	98,089,000	57,200,000	32,962,000	35,000,000	34,126,000	39,310,000	73,734,000	79,359,000	178,947,000	180,000,000	154,609,000	156,800,000	658,160,000	664,325,000	116,543,000	70,250,000	218,729,000	221,100,000	250,866,000	253,200,000	34,300,000	37,100,000	294,383,000	298,500,000		172,890,000	183,060,000	83,900,000	16,780,000	77,722,000
Comprehensive Financing Plan exit fee accrued		2,505,000	1,592,000
Fair value hedged debt		2,443,000	3,412,000
Hyundai Samho Vendor Financing
Balance at the end of the period							190,000,000	65,145,000
Current portion		39,551,000	10,857,000				39,551,000	10,857,000
Long-term portion		150,449,000	54,288,000				150,449,000	54,288,000
Fixed principal repayments
June 30, 2013		61,440,000
June 30, 2014		129,274,000
June 30, 2015		142,861,000
June 30, 2016		168,810,000
June 30, 2017		185,475,000
June 30, 2018 and thereafter		407,289,000
Total long-term debt, fixed principal repayments		1,095,149,000				786,956,945
Variable principal payments
June 30, 2013		9,021,000
June 30, 2014		31,779,000
June 30, 2015		42,674,000
June 30, 2016		111,926,000
June 30, 2017		194,544,000
June 30, 2018 and thereafter		271,118,000
Total long-term debt, variable principal payments		661,062,000
Final Payment due on December 31, 2018		1,480,808,000
Payment due by period ended
June 30, 2013		70,461,000					39,551,000
June 30, 2014		161,053,000					57,388,000
June 30, 2015		185,535,000					57,388,000
June 30, 2016		280,736,000					35,673,000
June 30, 2017		380,019,000
June 30, 2018 and thereafter		2,159,215,000
Total long-term debt		3,237,019,000
Increase in interest rate margin (as a percent)		0.50%
New debt financing subject to bank agreement	425,000,000
Variable rate basis				LIBOR	LIBOR																														LIBOR
Interest rate added to variable rate basis (as a percent)				1.85%	1.85%																														2.85%
Amendment fee accrued under other long-term liabilities				5,000,000
Fee payable on failure in making payment with equity proceeds by December 31, 2013				10,000,000
Minimum aggregate amount to be repaid with equity proceeds under the New Credit Facilities						$ 150,000,000